Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities

Other liabilities at March 31, 2012 and 2013 consist of the following:

	Yen (millions)
	2012	2013
Accrued liabilities for product warranty, excluding current portion	¥89,738	¥104,584
Pension and other postretirement benefits*	591,486	622,462
Deferred income taxes	526,299	615,879
Other	247,414	287,160

	¥1,454,937	¥1,630,085

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).